Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JP Morgan Fleming Mutual Fund Group Inc
Entity Central Index Key	0001037897
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000012321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class L Shares
Trading Symbol	FLMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class L Shares)	$39	0.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000012324 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class C Shares)	$85	1.62%
*	This charge is annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.62%	[2]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000012320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class I Shares)	$46	0.87%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[3]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070637 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R2 Shares
Trading Symbol	JMVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R2 Shares)	$73	1.38%
*	This charge is annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%	[4]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000012322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class A Shares)	$59	1.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[5]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173242 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	JMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R6 Shares)	$33	0.63%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[6]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R5 Shares
Trading Symbol	JMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R5 Shares)	$39	0.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[7]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173570 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R4 Shares
Trading Symbol	JMVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R4 Shares)	$46	0.88%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[8]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173569 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Value Fund
Class Name	Class R3 Shares
Trading Symbol	JMVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Value Fund (Class R3 Shares)	$60	1.13%
*	This charge is annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[9]
Net Assets	$ 13,096,933,000
Holdings Count | Holding	99
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$13,096,933
Total number of portfolio holdings	99
Portfolio turnover rate	18%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.
[8]	This charge is annualized.
[9]	This charge is annualized.